Borrowings - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) extension_option	Nov. 30, 2019 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) related_party $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 29, 2024	Jul. 03, 2023 USD ($)	Aug. 18, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Accrued interest				$ 0		$ 634
Embedded derivative liability				0		1,994	$ 1,641
Unamortized discount				0		2,133	1,503
Repayments of notes payable				$ 590	$ 14	$ 65	4,037
Related party
Debt Instrument [Line Items]
Repayments of notes payable							$ 12
Common Class K
Debt Instrument [Line Items]
Common units outstanding (in shares) | shares						0	0
Common units authorized (in shares) | shares						0	0
Convertible debt | Convertible promissory notes
Debt Instrument [Line Items]
Accrued interest						$ 634	$ 119
Notes principal									$ 2,000
Debt term				36 months		36 months	36 months
Interest rate	8.00%			8.00%		8.00%	8.00%
Principal amounts of notes converted	$ 6,000
Units issued for notes converted (in shares) | shares	693,480
Unit price for notes converted (in usd per share) | $ / shares	$ 9.74
Interest expense, debt				$ 231	89	$ 456	$ 105
Qualified financing event, gross proceeds minimum							$ 2,000
Qualified financing event, conversion, discount percentage							20.00%
Qualified financing event, conversion calculation, numerator							$ 200,000
Change in control, redemption multiplier							1.5
Change in control, redemption calculation, denominator							$ 200,000
Effective interest rate						27.00%
Embedded derivative liability									$ 1,119
Contractual interest expense				205	270	$ 583	119
Unamortized discount				0		$ 2,133	$ 1,472
Convertible debt | Convertible promissory notes | Related party
Debt Instrument [Line Items]
Notes principal										$ 4,000
Embedded derivative liability										$ 1,576
Notes payable
Debt Instrument [Line Items]
Number of related parties | related_party						2
Notes payable | Related party
Debt Instrument [Line Items]
Notes principal						$ 1,000
Notes payable | Series 1 promissory notes
Debt Instrument [Line Items]
Maximum face amount of notes												$ 35,000
Notes principal		$ 4,936
Interest rate							12.00%
Warrant, percentage of principal		10.00%
Contractual period		3 years
Number of term extension options | extension_option		2
Maturity, extended period		60 months
Interest rate if maturity extended, months 36-48		12.00%
Interest rate if maturity extended, months 48-60		15.00%
Event of default, conversion multiplier		2
Default interest rate, first 36 months		12.00%
Default interest rate, after first 36 months		18.00%
Principal amounts of notes converted				396	100	1,310	$ 1,602
Principal amount, maturity extended							$ 966
Extension term							12 months
Interest expense, debt				99	164	329	$ 485
Amortization of issuance costs				$ 0	$ 18	$ 32	$ 121
Notes payable | Series 1 promissory notes | Minimum
Debt Instrument [Line Items]
Debt term		36 months
Interest rate		9.00%
Notes payable | Series 1 promissory notes | Maximum
Debt Instrument [Line Items]
Debt term		48 months
Interest rate		12.00%
Notes payable | Series 1 promissory notes | Class B Preferred Units
Debt Instrument [Line Items]
Units issued for notes converted (in shares) | shares				40,829	10,310	135,133	165,089
Unit price for notes converted (in usd per share) | $ / shares				$ 9.6992	$ 9.6992	$ 9.6992	$ 9.6992
Notes payable | Series 1 Promissory Notes, First Term Extension
Debt Instrument [Line Items]
Interest rate				12.00%	12.00%	12.00%	9.00%	9.00%
Principal amount, maturity extended				$ 122	$ 580	$ 829
Extension term						12 months
Notes payable | Series 1 Promissory Notes, Second Term Extension
Debt Instrument [Line Items]
Interest rate				15.00%	15.00%	15.00%	12.00%	12.00%
Principal amount, maturity extended				$ 300	$ 366	$ 890
Extension term						12 months
Notes payable | Series 1 Promissory Notes, Tranche One
Debt Instrument [Line Items]
Maximum face amount of notes												$ 1,000
Repayment bonus, discount percentage		5.00%
Notes payable | Related party note | Related party
Debt Instrument [Line Items]
Notes principal						$ 1,000
Notes payable | Series 2 Promissory Notes
Debt Instrument [Line Items]
Maximum face amount of notes											$ 5,000
Notes principal		$ 3,680
Debt term		12 months
Interest rate		15.00%
Contractual period		12 months
Event of default, conversion multiplier		2
Interest expense, debt							$ 197
Amortization of issuance costs							14
Default interest rate		18.00%
Repayments of notes payable							3,680
Notes payable | Innventure notes | Related party
Debt Instrument [Line Items]
Notes principal			$ 700
Debt term			24 months
Interest rate			6.00%
Repayments of notes payable							$ 225
Notes payable | Innventure1 LLC related party note | Related party
Debt Instrument [Line Items]
Principal amounts of notes converted						$ 504
Unit price for notes converted (in usd per share) | $ / shares						$ 9.6992
Notes payable | Innventure1 LLC related party note | Class B Preferred Units | Related party
Debt Instrument [Line Items]
Units issued for notes converted (in shares) | shares						52,010